Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity

13. Shareholders’ Equity

As of December 31, 2012, Gravity is authorized to issue a total of 40 million shares with a par value of ￦500 per share, in registered form, consisting of common shares and non-voting preferred shares. Of this authorized amount, Gravity is authorized to issue up to 2 million non-voting preferred shares. Under the articles of incorporation, holders of non-voting preferred shares are entitled to receive dividends of not less than 1% and up to 15% of the par value of such shares, the exact rate to be determined by Gravity’s Board of Directors at the time of issuance, provided that the holders of preferred shares are entitled to receive dividend at a rate not lower than that determined for holders of common shares. Gravity does not have any non-voting preferred shares outstanding.

As of December 31, 2012, the Company had a total of 6,948,900 common shares issued and outstanding. All of the issued and outstanding shares are fully paid and are registered.